Accounts Payable And Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Accounts Payable And Accrued Liabilities

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at June 30, 2017 and December 31, 2016, consist of the following:

	June 30, 2017	December 31, 2016
Accounts payable	$2,659,689	$2,704,259
Accrued payroll	104,599	117,269
Total	$2,764,288	$2,821,528

	June 30, 2017	December 31, 2016
Accounts payable
Within 1 year	$2,511,753	$2,677,531
1 - 2 year	147,936	-
2 - 3 year	-	26,728
Total	$2,659,689	$2,704,259

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LABILITIES

Accounts payable and accrued liabilities at December 31, 2016 and 2015, consist of the following:

	December 31, 2016	December 31, 2015
Accounts payable	$2,704,259	$707,792
Accrued payroll	117,269	94,246
Total	$2,821,528	$802,038

	December 31, 2016	December 31, 2015
Accounts payable
Within 1 year	$2,677,531	$456,342
1 - 2 year	-	251,450
2 - 3 year	26,728	-
Total	$2,704,259	$707,792